Nature of Operations and Basis of Presentation (Additional Information) (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2022	Nov. 10, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Apr. 02, 2022
Description of Organization and Business Operations (Details) [Line Items]
Receivables			$ 3,200		$ 3,200
Transaction costs amount		$ 3,400
Common stock exchange ratio, description						as part of the consideration using the 0.673498:1 ratio of the Company Common Stock to Legacy Scilex Common Stock
Common stock shares reserved for future issuance		16,939,436
Vickers Debt Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Offset against the equity proceeds		$ 9,100
Liability classified private warrants		400
Debt Exchange Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Conversion of stock, amount		$ 290,600
Customer Concentration Risk [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of net revenue, sole distributor				10.00%			100.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Four Customer [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage						83.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage			88.00%		85.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Minimum [Member] | Four Customer [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage						19.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Minimum [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage			24.00%		22.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Maximum [Member] | Four Customer [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage						24.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Maximum [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage			32.00%		32.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Four Customer [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage	90.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Minimum [Member] | Four Customer [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage	24.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Minimum [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage				25.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Maximum [Member] | Four Customer [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage	36.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Maximum [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage				36.00%
Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Conversion of stock, shares		133,060,534
Common Stock [Member] | Vickers Debt Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Conversion of stock, amount		$ 5,330,557
Conversion of stock, shares		533,057
Common Stock [Member] | Debt Exchange Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Conversion of stock, shares		2,905,710
Preferred Stock [Member] | Debt Exchange Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Conversion of stock, shares		29,057,097
Legacy Scilex Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Conversion of common stock		197,566,338
Legacy Scilex Stock Options [Member]
Description of Organization and Business Operations (Details) [Line Items]
Conversion of common stock		25,151,428